August 8, 1997



Securities and Exchange Commission
450 Fifth Street, Judiciary Plaza
Washington D.C.  20549


RE:	Rule 24f-2 Notice for Dupree Mutual Funds
	Reg. No. 2-64233 (Securities Act of 1933)
	Reg. No. 811-2918 (Investment Company Act of 1940)

To Whom It May Concern:

	This Rule 24f-2 Notice is filed on behalf of the above referenced Business Trust, the predecessor corporation of which filed a Rule 24f-2 declaration October 12, 1982 as Post Effective Amendment No. 5 (Securities Act of 1933) and Amendment No. 6 (Investment Company Act of 1940). Please be advised as follows:

	1.	This Notice is filed for the fiscal year which commenced July 1, 1996, and ended June 30, 1997.

	2.	None of our securities which had been registered under the Securities
Act of 1933 pursuant to our original registration and pre-effective amendment number 1 (aggregate number being 1,000,000 or our Series known as Kentucky
 Tax-Free Income Series) remained unsold at the beginning of the fiscal year which commenced July 1, 1996.

	3.	During the fiscal year which commenced July 1, 1996 and ended June
30, 1997, we registered no securities other than pursuant to Rule 24f-2.

	4.	During the fiscal year which commenced July 1, 1996 and ended June
30, 1997 we sold 12,986,896 (1) shares of beneficial interest of the Trust.

	5.	All 12,986,896 shares sold during the fiscal year were sold in reliance upon registration pursuant to Rule 24f-2.




Securities and Exchange Commission
August 6,  1997
Page 2


	6.	An opinion of counsel indicating whether the securities, the issuance of which this Notice makes definite in number, were legally issued, fully paid and non-assessable is attached. The required funds in payment of this fee will be wired FED FUNDS in conjunction with this filing.

			Sincerely,
			DUPREE MUTUAL FUNDS



			Michelle Dragoo
			Vice President


	(1)	Fee calculation for 12,986,896 shares

		$  93,670,899.00	Actual aggregate sale price
		-   70,388,691.00	Actual aggregate redemption price
		$  23,282,208.00

		x  1/33 1% = $ 7,055.21 Amount of fee*

Note:	No actual aggregate redemption or repurchase price of redeemed or repurchased securities has been applied by the issuer pursuant to
Section 24e2(a).



Enclosure


Darsie & Elste
Attorneys At Law
P.O. Box 22219
Lexington, Kentucky 40522


							August 6, 1997


Dupree Mutual Funds
P.O. Box 1149
Lexington, KY 40589-1149

Dear Ladies and Gentlemen:

	Dupree Mutual Funds (the "Trust") is filing with the Securities and Exchange
Commission a rule 24f-2 Notice under the Investment Company Act of 1940
 (File No. 811-2918) and the Securities Act of 1933 (File No. 2-64233). This
 Notice will effect the registration under the Securities Act of 1933 (the
 "1933 Act") of 12,986,896 shares of beneficial interest of the Trust (the
 "Shares"), which have been offered and sold by the Trust during the period
 July 1, 1996 through June 30, 1997.

	As current counsel to the Trust, this firm has participated in various proceedings relating to the Trust and its predecessor and the notice effecting registration of the shares. The undersigned has examined documents pertaining to the proposed notice, including the Trust's Declaration of Trust, amendments thereto, its Bylaws and minutes.

	Based on the foregoing, it is my opinion that:

	1.  The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Kentucky;

	2. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the seven series, known as Kentucky Tax-Free Income Series, Kentucky Tax-Free Short to Medium Series, Intermediate Government
 Bond Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short to Medium Series, North Carolina Tax-Free Income Series and North Carolina Tax-Free Short to Medium Series. In accordance with the applicable provisions of Kentucky law and the Trust's Declaration of Trust, shares which are issued and subsequently redeemed by the Trust may be held as Treasury shares, reissued or canceled as determined by the Trustees of the Trust; and

	3.  Subject to the filing of the Rule 24f-2 Notice and its effectiveness, the
 Shares which were issued were legally issued and outstanding and fully paid and non-assessable.

	I hereby consent to the filing of this opinion with the Securities and Exchange Commission as a part of the Rule 24f-2 Notice.

							Yours very truly,

							DARSIE & ELSTE
						_s/ Gay M Elste__________
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